Intangible assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	€ 4,169,436
Intangible assets other than goodwill at end of period	2,966,572	€ 4,169,436
Goodwill
Goodwill at beginning of the period	1,720,960
Goodwill at ending of the period	1,720,960	1,720,960
Total
Intangible assets and goodwill at beginning of the period	4,169,436	4,078,249
Intangible assets and goodwill at ending of the period	2,966,572	4,169,436
Impairment losses	0	0
Subsequent reversal of impairment losses	0	0
Gross carrying amount
Intangible assets other than goodwill
Additions	89,655	154,681
Goodwill
Goodwill at beginning of the period	1,720,960
Acquisition of a subsidiary		1,720,960
Goodwill at ending of the period	1,720,960	1,720,960
Total
Intangible assets and goodwill at beginning of the period	10,848,693	9,022,050
Acquisition of a subsidiary		1,767,635
Foreign currency effect	(107,753)	(95,673)
Intangible assets and goodwill at ending of the period	10,830,595	10,848,693
Accumulated amortization
Intangible assets other than goodwill
Amortization	(1,184,767)	(1,735,458)
Total
Intangible assets and goodwill at beginning of the period	(6,679,257)	(4,943,799)
Intangible assets and goodwill at ending of the period	(7,864,024)	(6,679,257)
Software, Licenses and Patents
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	2,091,921	3,220,701
Intangible assets other than goodwill at end of period	1,245,612	2,091,921
Software, Licenses and Patents | Gross carrying amount
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	6,918,082	6,789,349
Additions	89,655	154,681
Acquisition of a subsidiary		46,675
Foreign currency effect	(99,848)	(72,623)
Intangible assets other than goodwill at end of period	6,907,889	6,918,082
Software, Licenses and Patents | Accumulated amortization
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	(4,826,161)	(3,568,647)
Amortization	(836,116)	(1,257,514)
Intangible assets other than goodwill at end of period	(5,662,277)	(4,826,161)
Customer relationships
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	356,555	857,549
Intangible assets other than goodwill at end of period		356,555
Customer relationships | Gross carrying amount
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	2,209,651	2,232,701
Foreign currency effect	(7,904)	(23,050)
Intangible assets other than goodwill at end of period	2,201,747	2,209,651
Customer relationships | Accumulated amortization
Intangible assets other than goodwill
Intangible assets other than goodwill at beginning of period	(1,853,096)	(1,375,152)
Amortization	(348,651)	(477,944)
Intangible assets other than goodwill at end of period	€ (2,201,747)	€ (1,853,096)